Prospectus Adviser Class [Member] Expense Example - Prospectus-Adviser Class - Payden Corporate Bond Fund - Payden Corporate Bond Fund (Adviser Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120